Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information
Entity Registrant Name	Consolidated Communications Holdings, Inc.
Entity Central Index Key	0001304421
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false